Note 2 – Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]	The following table presents assets and liabilities that were measured and recognized at fair value as of March 31, 2014 and December 31, 2013 on a recurring basis:

				Total
				Realized
Description	Level 1	Level 2	Level 3	Loss
Convertible Debt	$-	$-	$311,990	$-
Totals	$-	$-	$311,990	$-
				Total
				Realized
Description	Level 1	Level 2	Level 3	Loss
Convertible Debt	$-	$-	$265,051	$-
Totals	$-	$-	$265,051	$-
The following table presents assets and liabilities that were measured and recognized at fair value as of December 31, 2013 and 2012 on a recurring basis:

				Total
				Realized
Description	Level 1	Level 2	Level 3	Loss
Convertible debt	$-	$-	$265,051	$-
Totals	$-	$-	$265,051	$-
				Total
				Realized
Description	Level 1	Level 2	Level 3	Loss
Convertible debt	$-	$-	$21,324	$-
Totals	$-	$-	$21,324	$-